Income Taxes (Summary Of Effective Income Tax Rate On Continuing Operations) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Statutory tax rate	35.00%	35.00%	35.00%
Effect of statutory depletion	(17.50%)	(12.80%)	(14.10%)
State income taxes	1.30%	2.70%	2.80%
Foreign taxes	3.40%	0.60%	0.20%
Domestic production deduction	(1.60%)	(1.60%)	(0.80%)
Medicare subsidy	0.20%	1.80%	(0.10%)
Other items	0.10%	(1.90%)	0.50%
Effective income tax rate	20.90%	23.80%	23.50%